Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 05, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 22, 2019
Commitments And Contingencies Disclosure
Common Stock, Shares, Issued		71,860,702
Common Shares
Commitments And Contingencies Disclosure
Common Stock, Shares, Issued		71,860,702	71,860,702	71,724,902	71,724,902	71,517,402	27,800,000
Series B Preferred Shares
Commitments And Contingencies Disclosure
Preferred Stock, Shares Issued							14,600,000
US Litigation [Member]
Commitments And Contingencies Disclosure
Description of information regarding lawsuit filed about right plan		On March 5, 2018, the Company filed a lawsuit in the Court of Chancery of the State of Delaware seeking a determination whether the Shareholder Group, together with their affiliates and associates (collectively, the "Collaborating Shareholders") had triggered the Company's shareholder rights agreement (the "Rights Agreement") by forming a group holding approximately 45% of outstanding shares of the Company, in excess of the plan's threshold of 15%, and acting in concert prior to the Company's annual general meeting of shareholders held on February 6, 2018 (the "2017 AGM"). On April 12, 2018, 1Globe filed an amended answer to the Company's complaint, counterclaims, and a third-party complaint against Mr. Weidong Yin alleging, among other allegations, that the Rights Agreement is not valid, that Mr. Weidong Yin and a buyer consortium had previously triggered the Rights Agreement, and that 1Globe did not trigger the Rights Agreement. 1Globe asked for various measures of equitable relief and also included a claim for its costs, including attorneys' fees. On July 31, 2018, following the Company motions for partial summary judgment and an expedited trial date, the Delaware Chancery Court effectively stayed the action pending receipt of a post-trial decision from the Eastern Caribbean Supreme Court in the High Court of Justice, Antigua and Barbuda (the "Antigua Court") in the matter captioned 1Globe Capital, LLC and Sinovac Biotech Ltd., Claim No. ANUHCV 2018/0120. On December 19, 2018, the Antigua Court issued a judgment affirming the validity of the Rights Agreement under the Antigua law, and finding that "there was a secret plan to take control" of the Company at the 2017 AGM. Based upon the Antigua Court's judgment and other facts known to the then board of directors, the Company's then board of directors determined that the Collaborating Shareholders became "acquiring persons" under the Rights Agreements on or prior to the 2017 AGM and their conduct resulted in a "trigger event" under the Rights Agreement. On February 22, 2019, approximately 27.8 million common shares and approximately 14.6 million series B preferred shares (collectively, the "Exchange Shares") were issued into the Shareholder 2019 Rights Exchange Trust in the name of Wilmington Trust, National Association, which holds the Exchange Shares for the benefit of certain shareholders of the Company.On March 6, 2019, the Delaware Chancery Court entered a status quo order providing that the Company not distribute any of the Exchange Shares to rights holders until the final disposition of the pending Delaware litigation or further order of the court. On April 8, 2019, the Delaware Chancery Court stayed the Delaware litigation pending the final outcome of 1Globe's appeal of the Antigua Judgment (as defined below). Following the judgment of the Judicial Committee of the Privy Council of the United Kingdom (the "Privy Council") in January 2025, per the request submitted by the parties jointly on March 20, 2025, the Delaware Chancery Court granted an order dated April 7, 2025 that (i) vacates the status quo order; (ii) releases the Exchange Shares issued in connection with the Rights Agreement from the trust so that appropriate steps can be taken for their cancellation; and (iii) dismisses the action with prejudice.On September 6, 2023, MW Gestion, an institutional asset manager based in France, filed a class action complaint on behalf of all the Company's shareholders against the Company; Mr. Weidong Yin; and other managers and directors of the Company, including Ms. Nan Wang, Mr. Simon Anderson, Mr. Yuk Lam Lo, Mr. Kenneth Lee, Mr. Meg Mei and Mr. Shan Fu (the "Individual Defendants" and collectively with the Company, the "Sinovac Defendants"); and Wilmington Trust National Association. MW Gestion alleged breach of contract, breach of fiduciary duty, and wrongful dilution claims against the Sinovac Defendants, as well as aiding and abetting breach of contract and breach of fiduciary duty against the Individual Defendants. MW Gestion's claims stem from a private investment in public equity transaction on July 2, 2018, and the Company's implementation of its Rights Agreement on February 22, 2019. the Company and certain other defendants filed a motion to dismiss all claims on November 20, 2023, which was granted in full by the Delaware Chancery Court on September 23, 2024. On October 22, 2024, MW Gestion appealed the dismissal order to the Delaware Supreme Court. Following the Privy Council's judgment in January 2025, which found that the Rights Agreement on which MW Gestion's claims were based was invalid, the defendants filed an unopposed emergency motion to stay proceedings, which the court granted on January 21, 2025. On March 24, 2025, the court granted the parties' stipulation which, among others, provided that once the process of the Company cancelling the Exchange Shares issued under the Rights Agreement is complete, MW Gestion would withdraw its appeal. On May 16, 2025, MW Gestion filed a notice of voluntary dismissal with prejudice, and the case has been closed.On April 17, 2025, MW Gestion, MW Optimum, Altimeo Participations and Cyrille Pichot (the "Gestion Claimants") filed a Verified Class Action and Derivative Complaint at the Delaware Chancery Court against the Company, Mr. Weidong Yin, Ms. Nan Wang, Mr. Simon Anderson, Mr. Yuk Lam Lo, Mr. Kenneth Lee, Mr. Meng Mei and Mr. Shan Fu. The claim seeks various relief including damages and the unwinding of any transactions the defendants did not have authority to take. The pleadings made by the Gestion Claimants include an allegation that the PIPE transaction was improper. On November 10, 2025, the Company filed a motion to dismiss the claim. In December 2025, Vivo Capital and its subsequent assignees Vivo Capital Fund VIII, L.P., Vivo Capital Surplus Fund VIII, L.P., and Vivo Capital Fund IX, L.P. (collectively, "Vivo Entities") were joined to the proceedings and filed a motion to dismiss on December 23, 2025. On January 29, 2026, the Gestion Complainants filed an answering brief. On March 12, 2026, the Company filed a reply brief. On March 12, 2026, the Delaware Chancery Court denied Vivo Entities' motion to dismiss, but allowed the motion to dismiss brought by Mr. Weidong Yin, Mr. Simon Anderson, Mr. Yuk Lam Lo and Mr. Meng Mei. The court has listed a hearing of the motion to dismiss brought by the Company on May 18, 2026.
Percentage of outstanding common stock	45.00%
Threshold plan percentage	15.00%
Research and Development Arrangement
Commitments And Contingencies Disclosure
Long-term purchase commitment, amount		$ 25,496
Capital Addition Purchase Commitments
Commitments And Contingencies Disclosure
Long-term purchase commitment, amount		$ 40,824